Shareholder Fees (Invesco Van Kampen V.I. Comstock Fund, Series II shares, Invesco Van Kampen V.I. Comstock Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Comstock Fund | Series II shares, Invesco Van Kampen V.I. Comstock Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)